Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	DELCATH SYSTEMS, INC.
Entity Central Index Key	0000872912
Entity Filer Category	Accelerated Filer
Trading Symbol	DCTH
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2017